Summary of Significant Accounting Policies (Narrative) (Details)			3 Months Ended									12 Months Ended
	Dec. 15, 2016 $ / shares	Sep. 15, 2016 $ / shares	Mar. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) branch_office	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) branch_office segment shares	Dec. 31, 2015 USD ($) shares	Feb. 01, 2016	Apr. 07, 2015
Summary of Significant Accounting Policies [Line Items]
Number of additional branch offices | branch_office				18								18
Common stock dividend percentage														5.00%	5.00%
Dividends on common stock (in dollars per share) | $ / shares	$ 0.05	$ 0.05
Investment in FHLB stock			$ 1,000,000	$ 3,962,000				$ 3,302,000				$ 3,962,000	$ 3,302,000
Aggregate amount of standby letters of credit (in Dollars)				2,000,000				2,100,000				2,000,000	2,100,000
Trust preferred securities (in Dollars)			231,505,000	230,604,000				214,683,000				$ 230,604,000	214,683,000
Number of reportable segments | segment												1
Interest income restatement			9,495,000	9,997,000	$ 10,408,000	$ 9,488,000	$ 9,285,000	9,473,000	$ 10,431,000	$ 10,201,000	$ 9,340,000	$ 39,178,000	39,445,000
Other operating expenses restatement			1,834,000				1,287,000					4,943,000	5,155,000
Restatement Adjustment [Member]
Summary of Significant Accounting Policies [Line Items]
Interest income restatement			(442,000)				(409,000)
Other operating expenses restatement			$ (442,000)				$ (409,000)
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Trust preferred securities (in Dollars)				18,000,000				18,000,000				$ 18,000,000	$ 18,000,000
Equity Option [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive options not included in the computation of earnings per commons share (in Shares) | shares			9,900				20,585					11,088	25,182
Impaired Loans [Member]
Summary of Significant Accounting Policies [Line Items]
Impaired long lived assets (in Dollars)				$ 0				$ 0				$ 0	$ 0
Minimum [Member] | Core Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated lives of core deposit intangibles												5 years
Maximum [Member] | Core Deposits [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated lives of core deposit intangibles												10 years
Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives												40 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives												3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives												15 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives												3 years
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives												10 years
Residential Portfolio Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Number of residential mortgage loan production offices | branch_office				4								4
Consumer Portfolio Segment [Member]
Summary of Significant Accounting Policies [Line Items]
Days past due when loans are charged off												120 days
Interest Rate Lock Commitments [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate lock derivative				$ 123,000								$ 123,000
US Government Agencies Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total portfolio												49.50%
Municipal Bonds [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total portfolio												40.10%
Corporate Debt Issues and Restricted Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total portfolio												10.40%